Subsequent Events (Details) - USD ($)		1 Months Ended						3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 05, 2019	Mar. 29, 2022	Mar. 30, 2021	Mar. 29, 2021	Mar. 26, 2021	Oct. 26, 2020	Sep. 30, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 07, 2020	Sep. 02, 2020
Subsequent Events (Details) [Line Items]
Sale of stock description												the Company sold 2,632,278 preferred stock units at $1.90 per share for total proceeds of $5,001,324. Each Unit consisted of one share of Senior Series A Preferred Stock and one warrant to purchase one share of Common Share. The accounting for the transaction required management to assess as to whether: (1) any embedded features required bifurcation and separate valuation related to the preferred stock instrument; (2) the preferred stock instrument qualifies for permanent equity presentation; and (3) whether the warrants meet equity classification requirements. Additionally, the transaction required management to perform an analysis on the embedded conversion features to discern whether such conversion features were beneficial conversion features requiring separate classification within equity in the consolidated financial statements. During the year ended December 31, 2020, the Company recognized a total of approximately $2,874,478 related to the determined beneficial conversion features.
Stock purchase agreement, description												1847 Wolo agreed to acquire all of the issued and outstanding capital stock of Wolo for an aggregate purchase price of $7,400,000, subject to adjustment as described below. The purchase price consists of (i) $6,550,000 in cash and (ii) a 6% secured promissory note in the aggregate principal amount of $850,000.
Exceeds an aggregate amount												$ 10,000		$ 56,900
Losses												100,000
Certain non-fundamental representations and warranties												1,825,000
Management fee									$ 0	$ 0		$ 0	$ 0
Debt instruments, description												(i) beginning on May 1, 2021 and ending on March 1, 2022, eleven (11) equal monthly principal payments of $43,750 each, (ii) beginning on April 1, 2022 and ending on March 1, 2024, twenty-four (24) equal monthly payments of $59,167 each and (iii) on April 1, 2024, a final principal payment in the amount of $1,648,742. In addition, beginning on June 1, 2022 and on each anniversary thereof thereafter until such time as the term loan is repaid in full, 1847 Wolo and Wolo must pay an additional principal payment equal to 50% of the excess cash flow (as defined in the credit agreement), if any. If Sterling has not received the full amount of any monthly payment on or before the date it is due (including as a result of funds not available to be automatically debited on the date on which any such payment is due), 1847 Wolo and Wolo must pay a late fee in an amount equal to six percent (6%)
Sold an aggregate of units (in Shares)					1,818,182	442,443	2,189,835				2,189,835
Purchase price unit					$ 3,000,000			$ 3,000,000			$ 4,160,684	$ 4,921,316
Price per share (in Dollars per share)					$ 1.65		$ 1.90				$ 1.90
	10 years				3 years
Exercise price per share (in Dollars per share)					$ 2.50										$ 1.25
Fixed price per share (in Dollars per share)												$ 1.57
Dividend payment per share (in Dollars per share)												1.57
Conversion price per share (in Dollars per share)												$ 1.75
Common stock, shares issued (in Shares)									4,842,851			4,444,013	3,165,625
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Management fee			$ 75,000
Management fee is equal to greater, percentage			2.00%
Sold an aggregate of units (in Shares)					1,818,182
Purchase price unit					$ 1.65
Aggregate of purchase price					3,000,000
Offering price amount					$ 3,000,000
Subscription agreement, description				the Company entered into a subscription agreement with 1847 Wolo, pursuant to which 1847 Wolo issued to the Company 1,000 shares of its series A preferred stock, for gross proceeds to 1847 Wolo of $3,000,000. The series A preferred stock has no voting rights and is not convertible into the common stock or any other securities of 1847 Wolo. Dividends at the rate per annum of 16.0% of the stated value of $3,000 per share shall accrue on the series A preferred stock (subject to adjustment) and shall accrue from day to day, whether or not declared, and shall be cumulative. Accruing dividends are payable quarterly in arrears on each of the following dividend payment dates: January 15, April 15, July 15 and October 15 beginning on April 15, 2021. Upon any liquidation, dissolution or winding up of 1847 Wolo, before any payment shall be made to the holders of 1847 Wolo’s common stock, the series A preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to 1847 Wolo’s stockholders an amount per share equal to the stated value of $3,000 per share, plus any accrued, but unpaid dividends.
6% Secured Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Stock purchase agreement, description												As noted above, a portion of the purchase price for Wolo was paid by the issuance of a 6% secured promissory note in the principal amount of $850,000 by 1847 Wolo to the Wolo Sellers. Interest on the outstanding principal amount will be payable quarterly at the rate of six percent (6%) per annum. The note matures on the 39-month anniversary following the closing of the acquisition, at which time the outstanding principal amount of the note, along with all accrued, but unpaid interest, shall be paid in one lump sum.
Credit Agreement and Notes [Member]
Subsequent Events (Details) [Line Items]
Exceeds an aggregate amount									$ 3,550,000
Credit agreement with sterling national bank, description			1847 Wolo and Wolo entered into a credit Agreement with Sterling National Bank (“Sterling”) for (i) revolving loans in an aggregate principal amount that will not exceed the lesser of the borrowing base (as defined below) or $1,000,000 and (ii) a term loan in the principal amount of $3,550,000. The revolving loan is evidenced by a revolving credit note and the term loan is evidenced by a $3,550,000 term note. The “borrowing base” means an amount equal to the sum of the following: (A) 80% of eligible accounts (as defined in the credit agreement) PLUS (B) the lesser of: (1) 50% percent of eligible inventory (as defined in the credit agreement) or (2) $400,000.00, MINUS (C) such reserves as Sterling may establish from time to time in its sole discretion.
debt Interest rate									The “borrowing base” means an amount equal to the sum of the following: (A) 80% of eligible accounts (as defined in the credit agreement) PLUS (B) the lesser of: (1) 50% percent of eligible inventory (as defined in the credit agreement) or (2) $400,000, MINUS (C) such reserves as Sterling may establish from time to time in its sole discretion. Sterling has the right from time to time, in its sole discretion, to amend, substitute or modify the percentages set forth in the definition of borrowing base and the definition(s) of eligible accounts and eligible inventory.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest rate		3.75%
Prime rate plus		3.00%
debt Interest rate		5.00%
Foregoing rate plus		5.00%
Series A senior convertible preferred stock [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)					$ 2.00
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Sold an aggregate of units (in Shares)											2,189,835
Purchase price unit											$ 4,160,654
Price per share (in Dollars per share)					$ 3,000		$ 1.90				$ 1.90
Preferred shares (in Shares)					1,000
Series A Senior Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares designated (in Shares)												4,450,460
Common stock, shares issued (in Shares)												398,838
May 28, 2020 [Member] | Asein's [Member]
Subsequent Events (Details) [Line Items]
Company acquried percentage							100.00%					100.00%
Business acquisition purchase price							$ 6,500,000				$ 6,500,000	$ 2,125,000
Paycheck Protection Program [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan amount					$ 380,385